Filed electronically with the Securities and Exchange
                         Commission on January 19, 1996

                                                               File No. 33-2648
                                                               File No. 811-4555

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.

         Post-Effective Amendment No.    14

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         AMENDMENT No.    12


                        Scudder Institutional Fund, Inc.
                        --------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

         _____    immediately upon filing pursuant to paragraph (b),

         _____    on __________ pursuant to paragraph (b),

         _____    60 days after filing pursuant to paragraph (a)(1),

         _____    on __________ pursuant to paragraph (a)(1)

           X      75 days after filing pursuant to paragraph (a)(2)
         -----
         _____    on __________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant previously filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant intends to file the notice required by Rule 24f-2 for its most recent fiscal year on or about February 29, 1996.

                        SCUDDER INSTITUTIONAL FUND, INC.
                       INSTITUTIONAL GOVERNMENT PORTFOLIO
                         INSTITUTIONAL FEDERAL PORTFOLIO
                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                              Prospectus Caption
--------     ------------                              ------------------
1.           Cover Page                                COVER PAGE

2.           Synopsis                                  EXPENSE INFORMATION
                                                       SUMMARY

3.           Condensed Financial Information           FINANCIAL HIGHLIGHTS

4.           General Description of Registrant         SUMMARY
                                                       INVESTMENT OBJECTIVES AND POLICIES
                                                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                       COMPANY ORGANIZATION

5.           Management of the Fund                    SUMMARY
                                                       FINANCIAL HIGHLIGHTS
                                                       COMPANY ORGANIZATION--Investment Adviser, Transfer Agent
                                                       BACK COVER PAGE

5A.          Management's Discussion of Fund           NOT APPLICABLE
             Performance

6.           Capital Stock and Other                   DISTRIBUTION AND PERFORMANCE INFORMATION--
             Securities                                    Dividends and Capital Gains Distributions, Taxes
                                                       COMPANY ORGANIZATION
                                                       BACK COVER PAGE

7.           Purchase of Securities Being Offered      TRANSACTION INFORMATION--Purchasing Shares, Share Price
                                                       COMPANY ORGANIZATION--Distributor

8.           Redemption or Repurchase                  TRANSACTION INFORMATION--Redeeming Shares

9.           Pending Legal Proceedings                 NOT APPLICABLE


                            Cross Reference - Page 1

                       INSTITUTIONAL GOVERNMENT PORTFOLIO
                         INSTITUTIONAL FEDERAL PORTFOLIO
                          INSTITUTIONAL CASH PORTFOLIO
                        INSTITUTIONAL TAX FREE PORTFOLIO
                                   (continued)

PART B
------
                                                       Caption in Statement of
Item No.     Item Caption                              Additional Information
--------     ------------                              ----------------------
10.          Cover Page                                COVER PAGE

11.          Table of Contents                         TABLE OF CONTENTS

12.          General Information and                   COMPANY ORGANIZATION
             History

13.          Investment Objectives and                 THE PORTFOLIOS AND THEIR OBJECTIVES
             Policies                                  PORTFOLIO TRANSACTIONS

14.          Management of the                         INVESTMENT ADVISER
             Registrant                                DIRECTORS AND OFFICERS
                                                       REMUNERATION

15.          Control Persons and Principal             DIRECTORS AND OFFICERS
             Holders of Securities

16.          Investment Advisory and                   INVESTMENT ADVISER
             Other Services                            ADDITIONAL INFORMATION--Experts and Other Information

17.          Brokerage Allocation and                  PORTFOLIO TRANSACTIONS
             Other Practices

18.          Capital Stock and Other                   COMPANY ORGANIZATION
             Securities                                DIVIDENDS

19.          Purchase, Redemption and                  PURCHASE OF SHARES
             Pricing of Securities                     REDEMPTION OF SHARES
             Being Offered                             NET ASSET VALUE

20.          Tax Status                                DIVIDENDS
                                                       TAXES

21.          Underwriters                              DISTRIBUTOR

22.          Calculation of Performance Data           PERFORMANCE INFORMATION

23.          Financial Statements                      FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                        SCUDDER INSTITUTIONAL FUND, INC.
                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

Item No.     Item Caption                              Prospectus Caption
--------     ------------                              ------------------
1.           Cover Page                                COVER PAGE

2.           Synopsis                                  EXPENSE INFORMATION

3.           Condensed Financial Information           FINANCIAL HIGHLIGHTS

4.           General Description of Registrant         INVESTMENT OBJECTIVE AND POLICIES
                                                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                       COMPANY ORGANIZATION

5.           Management of the Fund                    COMPANY ORGANIZATION--Investment Adviser, Transfer Agent
                                                       SHAREHOLDER BENEFITS--Experienced Professional Management
                                                       BACK COVER PAGE

5A.          Management's Discussion of Fund           NOT APPLICABLE
             Performance

6.           Capital Stock and Other                   DISTRIBUTION AND PERFORMANCE INFORMATION--
             Securities                                    Dividends and Capital Gains Distributions, Taxes
                                                       COMPANY ORGANIZATION
                                                       BACK COVER PAGE

7.           Purchase of Securities Being Offered      TRANSACTION INFORMATION--Purchasing Shares, Share Price
                                                       COMPANY ORGANIZATION--Distributor

8.           Redemption or Repurchase                  TRANSACTION INFORMATION--Redeeming Shares

9.           Pending Legal Proceedings                 NOT APPLICABLE


                            Cross Reference - Page 3

                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
                                   (continued)

PART B
------
                                                       Caption in Statement of
Item No.     Item Caption                              Additional Information
--------     ------------                              ----------------------
10.          Cover Page                                COVER PAGE

11.          Table of Contents                         TABLE OF CONTENTS

12.          General Information and                   COMPANY ORGANIZATION
             History

13.          Investment Objectives and                 THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
             Policies                                  PORTFOLIO TRANSACTIONS

14.          Management of the                         INVESTMENT ADVISER
             Registrant                                DIRECTORS AND OFFICERS
                                                       REMUNERATION

15.          Control Persons and Principal             DIRECTORS AND OFFICERS
             Holders of Securities

16.          Investment Advisory and                   INVESTMENT ADVISER
             Other Services                            ADDITIONAL INFORMATION--Experts and Other Information

17.          Brokerage Allocation and                  PORTFOLIO TRANSACTIONS
             Other Practices

18.          Capital Stock and Other                   COMPANY ORGANIZATION
             Securities                                DIVIDENDS

19.          Purchase, Redemption and                  PURCHASE OF SHARES
             Pricing of Securities                     REDEMPTION OF SHARES
             Being Offered                             NET ASSET VALUE

20.          Tax Status                                DIVIDENDS
                                                       TAXES

21.          Underwriters                              DISTRIBUTOR

22.          Calculation of Performance Data           PERFORMANCE INFORMATION

23.          Financial Statements                      FINANCIAL STATEMENTS

                            Cross Reference - Page 4

Institutional International Equity Portfolio

345 Park Avenue, New York, New York 10154
          (800) 854-8525


Investment Adviser

Scudder, Stevens & Clark, Inc.
345 Park Avenue
New York, New York 10154

Distributor

Scudder Investor Services, Inc.
Two International Place
Boston, Massachusetts 02110

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Fund Accounting Agent

Scudder Fund Accounting Corporation
Two International Place
Boston, Massachusetts 02110

Transfer Agent and
Dividend Disbursing Agent

Scudder Service Corporation
P.O. Box 9242
Boston, Massachusetts 02205

Legal Counsel

Dechert Price and Rhoads
Ten Post Office Square
Boston, Massachusetts 02109

--------------------------------------------------------------------------------
No  person  has  been  authorized  to  give  any  information  or  to  make  any representations not contained in this Prospectus, and information or representations not contained herein must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus does not constitute an offer of any security other than the registered securities to which it relates or an offer to any person in any jurisdiction where such offer would be unlawful.



                       Institutional International Equity
                                    Portfolio

                                   PROSPECTUS
                                  APRIL 3, 1996

                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

                    345 Park Avenue, New York, New York 10154
                                 1-800-854-8525

               Scudder, Stevens & Clark, Inc. - Investment Adviser

                  Scudder Investor Services, Inc. - Distributor

      Institutional International Equity Portfolio (the "Portfolio") is a series of Scudder Institutional Fund, Inc. (the "Company"), a no-load, open-end, diversified, management investment company. Currently the Portfolio is comprised of a single class of shares that is offered through Barrett Associates to its clients ("Barrett International Shares").

      The Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

                              --------------------

      This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please retain it for future reference. If you require more detailed information, a Statement of Additional Information dated April 3, 1996, as amended from time to time, may be obtained without charge by writing or calling the Company at the address and telephone number printed above. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission.

                              --------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            Table of Contents
                                                                  Page
                                                                  ----
Expense Information...............................................   2
Investment Objective and Policies.................................   3
Additional Information About Policies and Investments.............   4
Distribution and Performance Information..........................   6
Company Organization..............................................   7
Transaction Information...........................................   8
Shareholder Benefits..............................................  11

April 3, 1996

                               Expense Information


 This information is designed to help an investor understand the various costs and expenses of investing in the Portfolio.

1) Shareholder Transaction Expenses: Expenses charged directly to an individual account in the Portfolio for various transactions.

                                                                 NONE

2) Annual Portfolio Operating Expenses: Estimated expenses to be paid by the Portfolio before it distributes its net investment income, expressed as an annualized percentage of its average daily net assets for the initial fiscal period.

     Investment Management Fee (after waiver)                    _____*
     Other Expenses                                              _____
     Total Portfolio Operating Expenses                          0.95%*
                                                                 =====

 Example

 Based on the estimated level of total Portfolio operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Portfolio before it distributes its net investment income to shareholders.

                  1 Year                     3 Years
                  ------                     -------
                   $10                         $30

 See "Company Organization--Investment Adviser" for further information about investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Portfolio Operating Expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Portfolio expenses and return vary from year to year and may be higher or lower than those shown.

* Until _______________, the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Portfolio do not exceed 0.95% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, it is estimated that annualized Portfolio expenses would be: investment management fee 0.90%, other expenses ____% and total operating expenses ____% for the initial fiscal period. To the extent that expenses fall below the current expense limitation, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Portfolio's expenses do not exceed 0.95%.

                        Investment Objective and Policies

      The investment objective of the Portfolio is to seek long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Portfolio to participate in non-United States companies and economies with prospects for growth. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than five different countries. The Portfolio does not intend to concentrate investments in any particular industry. The investment objective of the Portfolio is nonfundamental and can be changed without the approval of the holders of a majority of the Portfolio's outstanding shares. Shareholders will receive written notice of any changes in the Portfolio's objective. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There is no assurance that the Portfolio will achieve its investment objective. Except as otherwise indicated, the Portfolio's policies are not fundamental and may be changed without a vote of shareholders.

Investments

      The Portfolio generally invests at least 90% of its assets in equity securities of established companies, listed on foreign exchanges, which the Portfolio's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes have favorable characteristics.

      When the Adviser believes that it is appropriate to do so in order to achieve the Portfolio's investment objective of long-term capital growth, the Portfolio may invest up to 10% of its total assets in debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Portfolio may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, judged by the Adviser to be of equivalent quality. The Portfolio may also invest up to 5% of its total assets in debt securities which are rated below investment-grade (see "Risk Factors").

      When the Adviser determines that exceptional conditions exist abroad, the Portfolio may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S.

      The Portfolio's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Portfolio's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the Portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

      The Portfolio reserves the right, without prior shareholder approval, in the future to pursue its investment objective by investing all of its investable assets in a separate registered investment company having the same investment objective and substantially similar policies and restrictions as the Portfolio. The new structure (commonly known as "master-feeder") could enable the Portfolio to benefit, directly or indirectly, from certain economies of scale, based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed and that a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets.

              Additional Information About Policies and Investments

Investment Restrictions

      The following investment restrictions and those described in the Statement of Additional Information are fundamental policies of the Portfolio that may be changed only when permitted by law and approved by the holders of a majority of the Portfolio's outstanding voting securities, as described under "Company Organization" in the Statement of Additional Information.

      The Portfolio may not borrow money, except as a temporary measure for extraordinary or emergency purposes and may not make loans, except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Portfolio may not invest more than 25% of its assets in securities of companies in the same industry.

      In addition, as a matter of nonfundamental policy, the Portfolio may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, restricted securities and repurchase agreements maturing in more than seven days. The Portfolio may not invest more than 10% of its total assets in restricted securities.

      For a more complete description, see "Investment Restrictions" in the Statement of Additional Information.

Strategic Transactions and Derivatives

      The Portfolio may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolio's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

      Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk Factors--Strategic Transactions and Derivatives" for more information.

Risk Factors

Foreign Securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Portfolio may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Company's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Portfolio's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Debt Securities. The Portfolio may invest no more than 5% of its total assets in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or below BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The Portfolio may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest.

Strategic Transactions and Derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Portfolio can realize on its investments or cause the Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Portfolio may use and some of their risks are described more fully in the Portfolio's Statement of Additional Information.

Portfolio Turnover

      It is anticipated that the portfolio turnover rate of the Portfolio will not exceed 100% for the initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to the Portfolio and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

                    Distribution and Performance Information

Dividends and Capital Gains Distributions

      The Portfolio intends to distribute dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Dividends and distributions will be invested in additional shares of the Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. The Portfolio forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

      Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, which are so designated by the Portfolio are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Dividends and other distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Portfolio shares.

      Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Portfolio to foreign countries.

Taxes

      The Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Portfolio must meet certain income, distribution and diversification requirements. In any year in which the Portfolio qualifies as a regulated investment company and timely distributes all of its taxable income, the Portfolio generally will not pay any U.S. federal income or excise tax.

      The Portfolio sends detailed tax information about the amount and type of its distribution by January 31 of the following year.

      Upon the redemption, sale or other disposition of shares of the Portfolio, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

      The Portfolio will be required to withhold, subject to certain exemptions, at a rate of 31% of all taxable distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. (See also "Transaction Information--Redeeming Shares.")

      Further information relating to U.S. federal tax consequences is contained in the Statement of Additional Information. Portfolio distributions also may be subject to state, local and foreign taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state, local or foreign taxes.

Performance Information

      From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Portfolio's expenses.

                              Company Organization

      The Company was formed on January 2, 1986 as a corporation under the laws of the State of Maryland. The Company is a no-load, open-end, diversified, management investment company registered under the 1940 Act. The Company's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Company's Adviser and Distributor, as set forth below, decides upon matters of general policy.

      Shareholders have one vote for each share held on matters on which they are entitled to vote. The Company is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

      If the Portfolio does not achieve an asset level of $100 million within a period of three years from commencement of operations, it may be terminated at the Board's discretion.

Investment Adviser

      The Company retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Portfolio's daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser is one of the most experienced investment counsel firms in the U.S. The Adviser was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December 31, 1995, the Adviser and its affiliates had in excess of $100 billion under their supervision.

      Pursuant to the Investment Advisory Agreement (the "Agreement") with the Company on behalf of the Portfolio, the Adviser regularly provides the Portfolio with investment research, advice and supervision and furnishes continuously an investment program for the Portfolio consistent with its investment objective and policies. The Agreement further provides that the Adviser will pay the compensation and certain expenses of all officers and certain employees of the Company who are affiliated with the Adviser or its affiliates and will make available to the Portfolio such of the Adviser's directors, officers and employees as are reasonably necessary for the Portfolio's operations or as may be duly elected officers or directors of the Company. Under the Agreement, the Adviser also pays the Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Portfolio, may render investment advice, management and other services to others.

      The Portfolio will bear all expenses not specifically assumed by the Adviser, including, among others, the fee payable to the Adviser, the fees of the Directors who are not "affiliated persons" of the Adviser, the expenses of all Directors and the fees and out-of-pocket expenses of the Company's Custodian and the Transfer Agent. For a more detailed description of the expenses to be borne by the Portfolio, see "Investment Adviser" and "Distributor" in the Statement of Additional Information.

      The Portfolio is charged a management fee equal, on an annual basis, to 0.90% of the Portfolio's average daily net assets. Management fees are computed daily and paid monthly. The Adviser has agreed to maintain total annualized expenses of the Portfolio at no more than 0.95% of the average daily net assets of the Portfolio until __________.

Transfer Agent

      Scudder Service Corporation, P.O. Box 9242, Boston, Massachusetts 02205, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Portfolio.

Distributor

      Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Company's principal underwriter (the "Distributor"). Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Company. Under the Underwriting Agreement with the Company, the Distributor acts as the principal underwriter and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred by it in connection with the distribution of shares.

Custodian

      Brown Brothers Harriman & Co. is the custodian for the Portfolio.

Accounting Agent

      Scudder Fund Accounting Corporation, a wholly-owned subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

                             Transaction Information

Purchasing Shares

      There is a $1000 minimum initial investment in the Portfolio and a minimum account size of $1000. The minimum subsequent investment for the Portfolio is $1000. The minimum investment requirement may be waived or lowered for investments effected through banks and other institutions and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Company. Investment minimums may also be waived for Directors and officers of the Company. The Company and the Distributor reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.

      Shares of the Portfolio may be purchased by writing or calling the Transfer Agent. Orders for shares of the Portfolio will be executed at the net asset value per share next determined after an order has become effective. See "Share Price."

      Orders for shares of the Portfolio will become effective at the net asset value per share next determined after receipt by the Transfer Agent of a check drawn on any member of the Federal Reserve System or by the custodian of a bank wire or Federal Reserve wire.

      Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

      By investing in the Portfolio, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions."

Initial Purchase by Wire

      1. Shareholders may open an account by calling toll free from any continental state: 1-800-854-8525. Give the name(s) in which the Portfolio's account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

      2.   Instruct the wiring bank to transmit the specified amount to:

              State Street Bank and Trust Company
              Boston, Massachusetts
              ABA Number 011000028
              Custody and Shareholder Services Division
              Attention: Institutional International Equity Portfolio
              Account (name(s) in which registered)
              Account Number (as assigned by telephone) and amount invested in the Portfolio

      3. Complete a Purchase Application. Indicate the services to be used. A completed Purchase Application must be received by the Transfer Agent before the Expedited Redemption Service can be used. Mail the Purchase Application to:

              Scudder Service Corporation
              P.O. Box 9242
              Boston, Massachusetts 02205

Additional Purchases by Wire

      Instruct the wiring bank to transmit the specified amount to State Street Bank and Trust Company with the information stated above.

Initial Purchase by Mail

      1.   Complete a Purchase Application. Indicate the services to be used.

      2.  Mail  the  Purchase   Application   and  your  check  payable  to  the
Institutional International Equity Portfolio to the Transfer Agent at the address set forth above.

Additional Purchases by Mail

      1. Make a check payable to the Institutional International Equity Portfolio. Write the shareholder's Portfolio account number on the check.

      2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the Transfer Agent at the address set forth above.

Redeeming Shares

      Upon receipt by the Transfer Agent of a redemption request in proper form, shares of the Portfolio will be redeemed at its next determined net asset value. See "Share Price." For the shareholder's convenience, the Company has established several different redemption procedures.

      No redemption of shares purchased by check will be permitted until seven business days after those shares have been credited to the shareholder's account.

      Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Company may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Portfolio not reasonably practicable.

      The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

      A shareholder's account in the Portfolio remains open for up to one year following complete redemption, and all costs during the period will be borne by the Portfolio.

      The Company reserves the right to redeem upon not less than 30 days' written notice the shares in an account of the Portfolio that has a value of $1000 or less. Reductions in value that result solely from market activity will not trigger an involuntary redemption. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

      The Company also reserves the right, following 30 days' notice to shareholders, to redeem all shares in accounts without certified Social Security or taxpayer identification numbers. A shareholder may avoid involuntary redemption by providing the Company with a taxpayer identification number during the 30-day notice period.

Redemption by Mail

      1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's Portfolio account number and give Social Security or taxpayer identification number (where applicable).

      2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

      3. If shares to be redeemed have a value of $50,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, other brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

      4. Mail the letter to the Transfer Agent at the address set forth under "Purchasing Shares."

      Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Company reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

      When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

      If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day the Company and the Custodian are open for business.

      1. Telephone the request to the Transfer Agent by calling toll free from any continental state: 1-800-854-8525, or

      2. Mail the request to the Transfer Agent at the address set forth under "Purchasing Shares."

      Proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the Portfolio is received by the Transfer Agent by the close of regular trading on the Exchange (currently 4:00 P.M., New York time) on a day the Company and the Custodian are open for business, the redemption proceeds will be transmitted to the shareholder's bank the following business day. A check for proceeds of less than $1,000 will be mailed to the shareholder's address of record.

      The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

      Net asset value per share for the Portfolio is determined by Scudder Fund Accounting Corporation on each day the Exchange is open for trading. The net asset value of shares of the Portfolio is determined at the close of regular trading on the Exchange, which is currently 4:00 P.M. (New York time). The net asset value per share of the Portfolio is computed by dividing the value of the total assets of the Portfolio, less all liabilities, by the total number of outstanding shares of the Portfolio.

                              Shareholder Benefits

Experienced professional management

      Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities. The Adviser has been a leader in international investment management and trading for over 40 years.

      The Portfolio is managed by a team of Scudder investment professionals, each of whom plays an important role in the Portfolio's management process. Team members work together to develop investment strategies and select securities for the Institutional International Equity Portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the U.S. and abroad. Scudder believes its team-approach benefits Portfolio investors by bringing together many disciplines and leveraging Scudder's extensive resources.

      Lead Portfolio Manager Carol L. Franklin has responsibility for setting the Portfolio's investment strategy and overseeing security selection for the Portfolio. Ms. Franklin, who has 18 years of experience in finance and investing, joined Scudder in 1981. Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Mr. Bratt joined Scudder in 1976. Irene T. Cheng, Portfolio Manager, joined Scudder in 1993. Ms. Cheng has been a portfolio manager since 1993 and has 11 years of experience in finance and investing. Francisco S. Rodrigo III, Portfolio Manager, joined Scudder in 1994. Mr. Rodrigo has been involved with investment in global and international stocks and bonds as a portfolio manager and analyst since 1989. Joan Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

Account Services

      Shareholders will be sent a Statement of Account from the Distributor, as agent of the Company, whenever a share transaction is effected in the accounts. Shareholders can write or call the Company at the address and telephone number on the cover of this Prospectus with any questions relating to their investment in shares of the Portfolio.

Shareholder Services

      The Company offers the following shareholder services. See the Statement of Additional Information for further details about these services or call or write the Company.

      Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in the Portfolio. A monthly summary of accounts can be provided, showing for each account the account number, the month-end share balance and the dividends and distributions paid during the month.

      Shareholder Reports. The fiscal year of the Portfolio ends on October 31 of each year. The Portfolio sends to its shareholders, at least semi-annually, reports showing the investments in the Portfolio and other information (including unaudited financial statements) pertaining to the Portfolio. An annual report, containing financial statements audited by the Portfolio's independent accountants, is sent to shareholders each year.

      Shareholder inquiries should be addressed to Scudder Institutional Fund, Inc., 345 Park Avenue, New York, New York 10154.

                  INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
                                 345 Park Avenue
                            New York, New York 10154
                                 1-800-854-8525

        Institutional International Equity Portfolio (the "Portfolio") is
                  a series of Scudder Institutional Fund, Inc.
(the "Company"), a no-load, open-end, diversified management investment company.

       The Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.





--------------------------------------------------------------------------------




                       Statement of Additional Information

                                  April 3, 1996




--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Institutional International Equity Portfolio dated April 3, 1996, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                           TABLE OF CONTENTS
                                                                   Page

THE PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES.....................1
         General Investment Objective and Policies....................1
         Risk Factors.................................................2
         Investment Restrictions.....................................11

PURCHASING SHARES....................................................13

REDEEMING SHARES.....................................................13

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................13

PERFORMANCE INFORMATION..............................................14
         Average Annual Total Return.................................14
         Cumulative Total Return.....................................14
         Total Return................................................15
         Capital Change..............................................15
         Comparison of Portfolio Performance.........................15

SHAREHOLDER BENEFITS.................................................15

COMPANY ORGANIZATION.................................................16

INVESTMENT ADVISER...................................................16
         Personal Investments by Employees of the Adviser............18

DIRECTORS AND OFFICERS...............................................18

REMUNERATION.........................................................19

DISTRIBUTOR..........................................................20

TAXES................................................................21

PORTFOLIO TRANSACTIONS...............................................24
         Brokerage Commissions.......................................24
         Portfolio Turnover..........................................25

NET ASSET VALUE......................................................25

ADDITIONAL INFORMATION...............................................26
         Experts.....................................................26
         Other Information...........................................26

FINANCIAL STATEMENTS.................................................27

APPENDIX

                THE PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES
   (See "Investment Objective and Policies" and "Additional Information About
            Policies and Investments" in the Portfolio's Prospectus)

General Investment Objective and Policies

         The investment objective of the Portfolio is to seek long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Portfolio to participate in non-United States companies and economies with prospects for growth. The Portfolio invests in companies, wherever organized, which in the judgment of the Portfolio's investment adviser, have their principal activities and interests outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than five different countries. To the extent consistent with the Portfolio's objective of long-term growth of capital, as described above, it is the policy of the Portfolio to provide shareholders with participation in the economies of a number of countries other than the U.S. The Portfolio may invest in securities of companies incorporated in the U.S. and having their principal activities and interests outside of the U.S. The investment objective of the Portfolio is nonfundamental and can be changed without the approval of the holders of a majority of the Portfolio's outstanding shares, as defined in the Investment
Company Act of 1940 (the "1940 Act") and a rule thereunder. There is no assurance that the Portfolio will achieve its investment objective. Except as otherwise indicated, the Portfolio's policies are not fundamental and may be changed without a vote of shareholders.

         The Portfolio generally invests at least 90% of its assets in equity securities of established companies, listed on recognized exchanges, which the Portfolio's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes have favorable characteristics. The Adviser expects this condition to continue, although the Portfolio may invest in other securities.

         When the Adviser believes that it is appropriate to do so in order to achieve the Portfolio's investment objective of long-term capital growth, the Portfolio may invest up to 10% of its total assets in debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). In determining the location of the principal activities and interests of a company, the Adviser takes into account such factors as the location of the company's assets, personnel, sales and earnings. In selecting securities for the Portfolio, the Adviser seeks to identify companies whose securities prices do not adequately reflect their established positions in their fields. In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: above-average earnings growth per share, high return on invested capital, healthy balance sheets and overall financial strength, strong competitive advantages, strength of management and general operating characteristics which will enable the companies to compete successfully in the marketplace. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

         The Portfolio may invest in any type of security including, but not limited to shares, preferred or common; bonds and other evidences of indebtedness; and other securities of issuers wherever organized, and not excluding evidences of indebtedness of governments and their political subdivisions. The Portfolio, in view of its investment objective, intends under normal conditions to maintain a portfolio consisting primarily of a diversified list of equity securities.

         When the Adviser determines that exceptional conditions exist abroad, the Portfolio may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S.

         Foreign securities such as those purchased by the Portfolio may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

         From time to time, the Portfolio may be a purchaser of restricted debt or equity securities (i.e., securities which may require registration under the

Securities Act of 1933, or an exemption therefrom, in order to be sold in the ordinary course of business) in a private placement. The Portfolio has undertaken not to purchase or acquire any such securities if, solely as a result of such purchase or acquisition, more than 10% of the value of the Portfolio's total assets would be invested in restricted securities (securities subject to legal restrictions on resales to institutions, or contractual restrictions on resale) and more than 10% of its net assets would be invested in securities that are not readily marketable.

         The Portfolio reserves the right in the future, without prior shareholder approval, to pursue its investment objective by investing all of its investable assets in a separate registered investment company having the same investment objective and substantially similar policies and restrictions as the Portfolio. The new structure (commonly known as "master-feeder") could enable the Portfolio to benefit, directly or indirectly, from certain economies of scale, based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed and that a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets.

Risk Factors

Foreign Securities. The Portfolio is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in securities of a diversified group of companies, wherever organized, which do business primarily outside the U.S., and foreign governments. The Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Because of the Portfolio's investment policy, the Portfolio is not intended to provide a complete investment program for an investor.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Portfolio's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Portfolio will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Portfolio's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the
Portfolio seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Portfolio may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Portfolio's objective of long-term capital growth, the Portfolio may invest up to 10% of its total assets in debt securities including bonds of foreign governments, supranational organizations and private issuers, including bonds denominated in the ECU. Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Portfolio may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

High Yield/High Risk Bonds. The Portfolio may also purchase, to a limited extent, debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and unrated securities, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio will invest no more than 5% of its total assets in securities rated BB or lower by Moody's or Ba by S&P, and may invest in securities which are rated D by S&P. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

Strategic Transactions and Derivatives. The Portfolio may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Portfolio's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Portfolio's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Portfolio can realize on its investments or cause the Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in the Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the
Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Portfolio will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Portfolio, and portfolio securities "covering" the amount of the Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Portfolio's limitation on investing no more than 10% of its net assets in illiquid securities.

         If the Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Portfolio's income. The sale of put options can also provide income.

         The Portfolio may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Portfolio must be "covered" (i.e., the Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Portfolio will receive the option premium to help protect it against loss, a call sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument which it might otherwise have sold.

         The Portfolio may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Portfolio will not sell put options if, as a result, more than 50% of the Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Portfolio may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Portfolio may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         The Portfolio's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Portfolio's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Portfolio's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Portfolio holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If the Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Portfolio may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the
U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Portfolio segregate liquid, high grade assets with its custodian to the extent Portfolio obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid, high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Portfolio will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid, high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Portfolio on an index will require the Portfolio to own portfolio securities which correlate with the index or to segregate liquid, high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio requires the Portfolio to segregate liquid, high grade assets equal to the exercise price.

         Except when the Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Portfolio to buy or sell currency will generally require the Portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to the Portfolio's obligations or to segregate liquid high grade assets equal to the amount of the Portfolio's obligation.

         OTC options entered into by the Portfolio, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Portfolio sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Portfolio sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Portfolio other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Portfolio must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Portfolio's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if the Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Portfolio's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Repurchase Agreements. The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for the Portfolio to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price upon repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Investment Restrictions

         In connection with its investment objective and policies as set forth in the Prospectus, the Company has adopted the following investment restrictions, on behalf of the Portfolio, none of which may be changed without the approval of the holders of a majority of the Portfolio's outstanding shares, as defined in the 1940 Act.

         As a matter of fundamental policy, the Portfolio may not:

         (1) with respect to 75% of its total assets, taken at market value, purchase more than 10% of the voting securities of any one issuer, or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies (except that if the Portfolio chooses to participate in the master-feeder structure, as described in the section titled "Investment Objective and Policies," it may purchase up to 100% of the voting securities of any one issuer and may invest up to 100% of its investment securities in a single issuer without restriction);

         (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Portfolio maintains asset coverage of 300% for all borrowings;

         (3) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio;

         (4) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

         (5) purchase or sell real estate (except that the Portfolio may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities); and

         (6) purchase or sell physical commodities or contracts relating to physical commodities.

         The Portfolio will not as a matter of nonfundamental policy:

         (a)      purchase  or  retain  securities  of any  open-end  investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Portfolio may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies (except that if the Portfolio chooses to participate in the master-feeder structure, as described in the section titled "Investment Objective and Policies," it may invest up to 100% of its investment securities in an investment company without restriction);

         (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Portfolio or a member, officer, director or trustee of the investment adviser of the Portfolio if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (e) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Portfolio will not invest more than 10% of its total assets in restricted securities;

         (f) other than as may be necessary to participate in a master-feeder arrangement, purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, and in equity securities which are not readily marketable except U.S. Government securities, and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Portfolio in all such issuers to exceed 5% of the total assets of the Portfolio taken at market value;

         (g) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Portfolio's net assets;

         (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Portfolio and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Portfolio's total assets; provided, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (j) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes or borrow other than from banks;

         (k) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Portfolio's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

         (l) invest more than 10% of its total assets in debt securities (including convertible securities) or more than 5% of its total assets in securities rated BB/Ba or below by Moody's or S&P or the equivalent;

         (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Portfolio's total assets at the time the loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Portfolio has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Portfolio's total assets; or

         (n)      purchase or sell real estate limited partnership interests.

         In addition to the foregoing restrictions, it is not the policy of the Portfolio to concentrate its investments in any particular industry and the Portfolio's management does not intend to make acquisitions in particular industries which would increase the percentage of the market value of the Portfolio's assets above 25% for any one industry. The Portfolio may not deviate from such policy without a vote of a majority of the outstanding shares as provided by the 1940 Act.

         Whenever any investment restriction states a maximum percentage of the Portfolio's assets, it is intended that if the percentage limitation is met at the time the action is taken; subsequent percentage changes resulting from
fluctuating   asset   values  will  not  be   considered  a  violation  of  such
restrictions.

                                PURCHASING SHARES
(See "Transaction Information--Purchasing Shares" in the Portfolio's Prospectus)

         There is a $1,000 minimum initial investment in the Portfolio, with a minimum account size of $1,000. The minimum subsequent investment for the Portfolio is $1,000. Investment minimums may be waived for Directors and officers of the Company and certain other affiliates and entities. The Portfolio and Scudder Investor Services, Inc. (the "Distributor") reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.

         Shares of the Portfolio may be purchased by writing or calling Scudder Service Corporation, a subsidiary of the Adviser (the "Transfer Agent"). Due to the desire of the Company to afford ease of redemption, certificates will not be issued to indicate ownership in the Portfolio. Orders for shares of the Portfolio will be executed at the net asset value per share next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in the Portfolio, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and Performance Information--Dividends and Capital Gains Distributions" in the Portfolio's
Prospectus.

                                REDEEMING SHARES
 (See "Transaction Information--Redeeming Shares" in the Portfolio's Prospectus)


         Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Company may suspend the right of redemption with respect to the Portfolio during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Portfolio not reasonably practicable.

         A shareholder's account remains open for up to one year following complete redemption and all costs during the period will be borne by the Portfolio. This permits an investor to resume investments.

                 DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS (See
        "Distribution and Performance Information--Dividends and Capital
              Gains Distributions" in the Portfolio's Prospectus.)

         The Portfolio intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Portfolio may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Portfolio may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

         If the Portfolio does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Portfolio may be subject to that excise tax. (See "TAXES.") In certain circumstances, the Portfolio may determine that it is in the interest of shareholders to distribute less than the required amount.

         Earnings and profits distributed to shareholders on redemptions of Portfolio shares may be utilized by the Portfolio, to the extent permissible, as part of the Portfolio's dividends paid deduction on its federal tax return.

         The Portfolio intends to distribute its investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made, if necessary.

         Both types of distributions will be made in shares of the Portfolio and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Portfolio issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION
    (See "Distribution and Performance Information--Performance Information"
                        in the Portfolio's Prospectus.)

         From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year and the life of the Portfolio, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Portfolio's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^(1/n) - 1
Where:

P       =        a hypothetical initial investment of $1,000.
T       =        Average Annual Total Return.
n       =        number of years.
ERV     =        ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in Portfolio shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
Where:

C       =        Cumulative Total Return.
P       =        a hypothetical initial investment of $1,000.
ERV     =        ending  redeemable  value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change

         Capital change measures the return from invested capital including reinvested capital gains distributed. Capital change does not include the reinvestment of income dividends.

         Quotations of the Portfolio's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of the Portfolio. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses.

Comparison of Portfolio Performance

         Because some or all of the Portfolio's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Portfolio's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Portfolio. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Portfolio invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

         From time to time, in marketing and other portfolio literature, the performance of the Portfolio may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper") may be cited. When Lipper's tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. For instance, the Portfolio will be compared with funds within Lipper's international equity fund category. Rankings may be listed among one or more of the asset-size classes as determined by Lipper.

         Since the assets in all funds are always changing, the Portfolio may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question.

                              SHAREHOLDER BENEFITS
           (See "Shareholders Benefits" in the Portfolio's Prospectus)

         Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Portfolio. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Company. For information on the special monthly summary of accounts, contact the Company.

                              COMPANY ORGANIZATION
           (See "Company Organization" in the Portfolio's Prospectus)

         The Company was formed on January 2, 1986 as a corporation under the laws of the State of Maryland. The authorized capital stock of the Company consists of 25,000,000,000 shares having a par value of $.001 per share, of which 5,000,000,000 shares each have been designated for the Government Portfolio, Federal Portfolio and Cash Portfolio, 2,000,000,000 shares have been designated for the Tax-Free Portfolio and 100,000,000 have been designated for the Institutional International Equity Portfolio. The Company is authorized to issue full and fractional shares in separate series. The Directors have created 28 series, constituting the Government Portfolio, the Federal Portfolio, Cash Portfolio, Tax-Free Portfolio, Institutional Prime Portfolio, Institutional Municipal Income Portfolio, Institutional Intermediate Cash Portfolio,
Institutional Bond Index Portfolio, Institutional Cash Plus Portfolio, Institutional Global Equity Portfolio, Institutional Emerging Markets Equity Portfolio, Institutional Global Small Company Equity Portfolio, Institutional Latin America Equity Portfolio, Institutional Japanese Equity Portfolio, Institutional Pacific Basin Equity Portfolio, Institutional Growth and Income Portfolio, Institutional Quality Growth Portfolio, Institutional Value Equity Portfolio, Institutional Small Company Equity Portfolio, Institutional Defensive Limited Volatility Bond Portfolio, Institutional Intermediate Limited Volatility Bond Portfolio, Institutional Active Value Bond Portfolio, Institutional Long Duration Bond Portfolio, Institutional Mortgage Investment Portfolio, Institutional Global Bond Portfolio, Institutional International Bond Portfolio, and Institutional Emerging Markets Fixed Income Portfolio. The Directors have reserved authority to create, in the future, other series representing shares of additional portfolios.

         On any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted by Portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Portfolio's fundamental investment policies would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of the Investment Advisory Agreements is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other Portfolios to approve the proposal as to those Portfolios. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Portfolio, means the vote of the lesser of (i) 67% or more of the voting securities of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Portfolio represents an equal proportional interest in that Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shares of a Portfolio are entitled to receive the assets attributable to that Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

         Shareholders are not entitled to any pre-emptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

                               INVESTMENT ADVISER
 (See "Company Organization--Investment Adviser" in the Portfolio's Prospectus)

         The Company retains Scudder, Stevens & Clark, Inc. (the "Adviser") as investment adviser on behalf of the Portfolio pursuant to an Investment Advisory Agreement (the "Agreement"). The Adviser is one of the most experienced investment counsel firms in the U.S. It was established in 1919 as a partnership and was restructured as a Delaware corporation in 1985. The principal source of the Adviser's income is professional fees received from providing continuing investment advice, and the firm derives no income from banking, brokerage, or underwriting of securities. A subsidiary of the Adviser, Scudder Investor Services, Inc. (the "Distributor"), acts as principal underwriter for shares of registered open-end investment companies. The Adviser provides investment counsel for many individuals and institutions, including insurance companies, endowments, industrial corporations and financial and banking organizations. As of December 31, 1995, the Adviser and its affiliates had in excess of $100 billion under their supervision.

         The Adviser maintains a research department with more than 50 professionals, which conducts continuous studies of the factors that affect various industries, companies and individual securities in the U.S. as well as abroad. In this work the Adviser utilizes reports, statistics and other investment information from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Portfolio and for other clients of the Adviser. Investment decisions, however, are based primarily on investigations and critical analyses by the Adviser's own research specialists and portfolio managers.

         The Adviser may give advice and take action with respect to any of its other clients, which may differ from advice given or from the time or nature of action taken with respect to the Portfolio. If these clients and the Portfolio are simultaneously buying or selling a security with a limited market, the price may be adversely affected. In addition, the Adviser may, on behalf of other clients, furnish financial advice or be involved in tender offers or merger proposals relating to companies in which the Portfolio invests. The best interests of the Portfolio may or may not be consistent with the achievement of the objectives of the other persons for whom the Adviser is providing advice or for whom they are acting. Where a possible conflict is apparent, the Adviser will follow whatever course of action is in its judgment in the best interests of the Portfolio. The Adviser may consult independent third persons in reaching its decision.

         Under the Agreement, it is the responsibility of the Adviser, subject to the supervision of the Board of Directors, to manage the Portfolio's investments in conformity with the stated policies of the Portfolio by providing supervision of its investments, including the acquisition, holding or disposal of securities for the Portfolio, and by effecting purchase and sale orders for securities of the Portfolio. Under the Agreement, the Adviser also furnishes the Portfolio with certain bookkeeping, accounting and certain administrative services which are not furnished by the Custodian or Scudder Fund Accounting Corporation, a subsidiary of the Adviser, office space and equipment, and the services of the officers and employees of the Company. The Adviser has authorized any of its managing directors, officers and employees who have been elected as Directors or officers of the Company to serve in the capacities to which they have been elected.

         The Portfolio will bear all expenses not specifically assumed by the Adviser under the terms of the Agreement. Such expenses will include without limitation: (a) organization expenses of the Portfolio; (b) clerical salaries;
(c) fees and expenses incurred by the Portfolio in connection with membership in investment company organizations; (d) brokerage and other expenses of executing portfolio transactions; (e) payment for portfolio pricing services to a pricing agent, if any; (f) legal, auditing or accounting expenses; (g) trade association dues; (h) taxes or governmental fees; (i) the fees and expenses of the transfer agent of the Portfolio; (j) the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Portfolio; (k) the expenses and fees for registering and qualifying securities for sale; (l) the fees and expenses of directors of the Company who are not employees or affiliates of the Adviser or any of its affiliates; (m) travel expenses of all officers, directors and employees; (n) insurance premiums; (o) the cost of preparing and distributing reports and notices to shareholders; (p) public and investor relations expenses; or (q) the fees or disbursements of custodians of the Portfolio's assets, including expenses incurred in the performance of any obligations enumerated by the Articles of Incorporation or By-Laws insofar as they govern agreements with any such custodian. No sales or promotional expenses are incurred by the Company, but expenses incurred in complying with laws relating to the issue or sale of the Portfolio's shares are not deemed sales or promotional expenses.

         For these services the Portfolio pays the Adviser a fee equal to 0.90% of the Portfolio's average daily net assets. Management fees are computed daily and paid monthly. The Adviser has agreed to maintain total annualized expenses of the Portfolio at no more than 0.95% of the average daily net assets of the Portfolio until _______________.

         The Agreement provides that if, in any fiscal year, the "total expenses" of the Portfolio ("total expenses" generally excludes taxes, interest, brokerage commission and other portfolio transaction expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the management fee) exceed the expense limitations applicable to the Portfolio imposed by the securities regulations of any state, the Adviser will pay or reimburse the Portfolio for the excess. The Agreement, however, limits such payment or reimbursement to the amount of the annual management fee otherwise payable by the Portfolio. It is believed that currently the most restrictive state annual expense limitation is 2.5% of the first $30,000,000 of average daily net assets, 2% of the next $70,000,000 and 1.5% of average daily net assets over $100,000,000.

         The Agreement will continue in effect with respect to the Portfolio if specifically approved annually by a majority of the Directors of the Company, including a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. The Agreement may be amended or modified only if approved by vote of the holders of the majority of the Portfolio's outstanding shares as defined in the 1940 Act.

         The Agreement provides that the Adviser is not liable for any act or omission in the course of or in connection with rendering services under the Agreement in the absence of willful misfeasance, bad faith or gross negligence of its obligations or duties.

         The Adviser places orders for the purchase and sale of securities for the Portfolio. The Company will not deal with the Adviser in any transaction in which the Adviser acts as principal.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolio. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS

         The principal occupations of the Directors and executive officers of the Company for the past five years are listed below.

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Company                Principal Occupation**         Investor Services, Inc.
----------------------              -----------------      ----------------------         -----------------------
Daniel Pierce (62)+*#               President and          Chairman of the Board and      Vice President, Director
                                    Director               Managing Director of           and Assistant Treasurer
                                                           Scudder, Stevens & Clark,
                                                           Inc.

David S. Lee (62)+*#                Chairman of the        Managing Director of           President, Director and
                                    Board and Director     Scudder, Stevens & Clark,      Assistant Treasurer
                                                           Inc.

Edgar R. Fiedler (66)#              Director               Vice President and Economic       --
845 Third Avenue                                           Counselor, The Conference
New York, NY  10022                                        Board, Inc.

                                       18

                                                                                          Position with
                                    Position with                                         Underwriter, Scudder
Name (Age) and Address              Company                Principal Occupation**         Investor Services, Inc.
----------------------              -----------------      ----------------------         -----------------------

Peter B. Freeman (63)               Director               Corporate Director and           --
100 Alumni Avenue                                          Trustee
Providence, RI  02906

Robert W. Lear (78)                 Director               Executive-in-Residence,          --
429 Silvermine Road                                        Visiting Professor, Columbia
New Canaan, CT  06840                                      University Graduate School
                                                           of Business

Thomas W. Joseph (56)+              Vice President         Principal of Scudder,          Vice President,
                                                           Stevens & Clark, Inc.          Director, Treasurer and
                                                                                          Assistant Clerk

Thomas F. McDonough (49)+           Vice President and     Principal of Scudder,          Clerk
                                    Assistant Secretary    Stevens & Clark, Inc.

Pamela A. McGrath (42)+             Vice President         Managing Director of            --
                                    and Treasurer          Scudder, Stevens & Clark,
                                                           Inc.

Irene McC. Pelliconi# (65)++        Secretary              Vice President of Scudder,      --
                                                           Stevens & Clark, Inc.

*        Messrs.  Lee  and  Pierce  are  considered  by the  Company  to be  persons  who are
         "interested  persons" of the  Adviser or of the  Company  (within the meaning of the
         1940 Act).
**       All  the  Directors  and  officers  have  been  associated  with  their respective  companies for more than five years,  but not necessarily in the same capacity.
#        Messrs. Pierce, Fiedler and Lee are members of the Executive Committee.
+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York

         Directors of the Company not affiliated with the Adviser receive from the Company an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Company, but the Company may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.

         The Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of the Portfolio as of the commencement of operations.

                                  REMUNERATION

         Several of the officers and Directors of the Company may be officers or employees of the Adviser, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Service Corporation or Scudder Trust Company, from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Company. The Portfolio pays no direct remuneration to any officer of the Company. However, each of the Company's Directors who is not affiliated with the Adviser will be compensated for all expenses relating to Company business (specifically including travel expenses relating to Company business). Each of these unaffiliated Directors receives from the Company compensation of $150 per Portfolio for each Director's meeting attended and each Board Committee meeting attended and an annual Director's fee, payable quarterly, of $500 for each Portfolio with average daily net assets less than $100 million, and $1500 for each Portfolio with average daily net assets in excess of $100 million.

The following Compensation Table, provides in tabular form, the following data.

Column (1) All Directors who receive  compensation from the Company.
Column (2) Aggregate compensation received by a Director from all Portfolios of the Company.*
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Company.
Column (5) Total compensation received by a Director from the Company plus compensation received from all funds managed by the Adviser for which a Director serves. The total number of funds from which a Director receives such compensation is also provided in column (5).

                                                  Compensation Table
                                        for the year ended December 31, 1995**
========================= ============================= ================== ================= ====================
          (1)                         (2)                      (3)               (4)                 (5)
                                                            Pension or
                                                            Retirement                        Total Compensation
                                                         Benefits Accrued     Estimated        From Company and
    Name of Person,          Aggregate Compensation         As Part of       Annual Benefits     Company Complex
       Position                   from Company*          Company Expenses   Upon Retirement    Paid to Director
========================= ============================= ================== ================= ====================
Edgar R. Fiedler,***                $______                    N/A                N/A              $______
Director                                                                                         (__ Funds)

Peter B. Freeman,                   $______                    N/A                N/A              $______
Director                                                                                         (__ Funds)

Robert W. Lear,                     $______                    N/A                N/A              $______
Director                                                                                         (__ Funds)

*        Scudder  Institutional  Fund, Inc. consists of Institutional  Government  Portfolio,
         Institutional  Federal  Portfolio,   Institutional  Cash  Portfolio,   Institutional
         Tax-Free Portfolio and Institutional International Equity Portfolio.

**       Institutional  International  Equity  Portfolio  commenced  operations  on [April 3,
         1996].

***      Mr. Fiedler received $_______ through a deferred  compensation program.
         As of December 31, 1995, Mr. Fiedler had a total of $_______ accrued in a deferred compensation program for serving on the Board of Directors of the Company. Mr. Fiedler also as of December 31, 1995 had a total of $_______ accrued in a deferred compensation program for serving on the Board of Directors for Scudder Fund, Inc.
         (which has five active funds).

                                   DISTRIBUTOR
     (See "Company Organization--Distributor" in the Portfolio's Prospectus)

         Pursuant to a contract with the Portfolio, Scudder Investor Services, Inc. (the "Distributor"), a subsidiary of the Adviser, serves as the Company's principal underwriter in connection with a continuous offering of shares of the Portfolio. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Company shares. As principal underwriter, it accepts purchase orders for shares of the Portfolio. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Portfolio. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs.

                                      TAXES
             (See "Distribution and Performance Information--Taxes"
                        in the Portfolio's Prospectus.)

         The Prospectus describes generally the tax treatment of distributions by the Portfolio. This section of the Statement includes additional information concerning federal taxes.

         The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute. As a regulated investment company, the Portfolio is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Portfolio.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, the Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Portfolio on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Portfolio shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of the Portfolio's gross income. If any such dividends constitute a portion of the Portfolio's gross income, a portion of the income distributions of the Portfolio may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Portfolio with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Portfolio are deemed to have been held by the Portfolio or the shareholders, as the case may be, for less than 46 days.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Portfolio have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Portfolio result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         The Portfolio intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to include in gross income (in addition to distributions actually received), their pro rata portion of qualified taxes paid by the Portfolio to foreign countries (which taxes relate primarily to investment income). The Portfolio may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Portfolio at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If the Portfolio does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Portfolio, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Portfolio will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Portfolio upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Portfolio's holding period for the option, and in the case of the exercise of a put option, on the Portfolio's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any stock in the Portfolio's portfolio similar to the stocks on which the index is based. If the Portfolio writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of the Portfolio which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Portfolio's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Portfolio.

         Many futures and forward contracts entered into by the Portfolio and listed nonequity options written or purchased by the Portfolio (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Portfolio's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Portfolio will be treated as ordinary income or loss.

         Subchapter M of the Code requires the Portfolio to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Portfolio's options, futures and forward transactions may increase the amount of gains realized by the Portfolio that are subject to this 30% limitation. Accordingly, the amount of such transactions that the Portfolio may undertake may be limited.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as
"Section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Portfolio invests in stock of certain foreign investment companies, the Portfolio may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Portfolio's holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio's investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders.

         Proposed regulations have been issued which may allow the Portfolio to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Portfolio would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Portfolio's adjusted basis in these shares. No mark to market losses would be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Portfolio may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Investments by the Portfolio in original issue discount obligations will result in income to the Portfolio equal to a portion of the excess of the face value of the obligations over issue price (the "original issue discount") each year that the obligations are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a regulated investment company and to avoid federal income and excise taxes. If the Portfolio invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Portfolio by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Portfolio in a written notice to shareholders.

         The Portfolio will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Portfolio shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.



                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Portfolio through the Distributor which in turn places orders on behalf of the Portfolio with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Portfolio for this service. Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the Custodian for appraisal purposes, or who supply research, market and statistical information to the Portfolio. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Portfolio to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Portfolio. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information will be used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

         The Directors intend to review whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

         The Portfolio's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Portfolio and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Portfolio whenever necessary, in management's opinion, to meet the Portfolio's objective. Under normal investment conditions, it is anticipated that the portfolio turnover rate will not exceed 100% for the initial fiscal year.

                                 NET ASSET VALUE

         The net asset value of shares of the Portfolio is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Portfolio, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Portfolio's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Company's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Portfolio is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of the Portfolio will be included in the Prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information in reliance on the report of Price Waterhouse LLP, independent accountants, and given upon their authority as experts in accounting and auditing.

Other Information

         The CUSIP number of the Portfolio is _______________.

         The Portfolio has a fiscal year end of October 31.

         The law firm of Sullivan and Cromwell is counsel to the Company and the law firm of Dechert Price and Rhoads acts as special counsel to the Portfolio.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Portfolio. The Portfolio pays SFAC an annual fee equal to__________________________.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Portfolio and as such performs the customary services of a transfer agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Portfolio shares and promptly effecting such orders; (ii) recording purchases of Portfolio shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of the Portfolio. The Service Corporation applies a minimum annual charge of $220,000 for servicing all Portfolios of the Company. An activity fee is charged on a monthly basis for the shareholder accounts serviced. The difference between the activity fees charged and the annual $220,000 minimum is allocated among all the Portfolios based on relative net assets.

         The Portfolio's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolio and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

         The Portfolio employs Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, as Custodian.

         Costs of $______________ incurred by the Portfolio in conjunction with its organization are amortized over the five year period beginning April 3, 1996.

         No Portfolio of the Company shall be liable for the obligations of any other Portfolio of the Company.

                              FINANCIAL STATEMENTS

         The Statement of Assets and Liabilities as of [April 3,] 1996 and the Report of Independent Accountants are included herein.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate bonds.

Ratings of Corporate Bonds

         S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                        SCUDDER INSTITUTIONAL FUND, INC.

                           PART C. - OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

                  a.       Financial Statements

                           Included in Part A of this Registration Statement

                                    For Institutional Government Portfolio:

                                    Financial Highlights for the period June 3, 1986 (commencement of operations) to
                                    December 31, 1986 and for the eight fiscal years ended December 31, 1994

                                    For Institutional Federal Portfolio:

                                    Financial Highlights for the period May 9, 1986 (commencement of operations) to
                                    December 31, 1986 and for the eight fiscal years ended December 31, 1994

                                    For Institutional Cash Portfolio:

                                    Financial Highlights for the period June 18, 1986 (commencement of operations) to
                                    December 31, 1986 and for the eight fiscal years ended December 31, 1994

                                    For Institutional Tax-Free Portfolio:

                                    Financial Highlights for the period May 12, 1986 (commencement of operations) to
                                    December 31, 1986 and for the eight fiscal years ended December 31, 1994

                                    (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration
                                    Statement.)

                                    For Institutional International Equity Portfolio:

                                    Financial Highlights (to be filed by amendment).

                           Included in Part B of this Registration Statement

                                    For Institutional Government Portfolio:

                                    Statement of Net Assets as of December 31, 1994
                                    Statement of Operations for the fiscal year ended December 31, 1994
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1993 and 1994
                                    Financial Highlights for the five years ended December 31, 1994
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional Federal Portfolio:

                                    Statement of Net Assets as of December 31, 1994
                                    Statement of Operations for the fiscal year ended December 31, 1994
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1993 and 1994
                                    Financial Highlights for the five years ended December 31, 1994


                                                     Part C - Page 1

                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional Cash Portfolio:

                                    Statement of Net Assets as of December 31, 1994
                                    Statement of Operations for the fiscal year ended December 31, 1994
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1993 and 1994
                                    Financial Highlights for the five years ended December 31, 1994
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Institutional Tax-Free Portfolio:

                                    Statement of Net Assets as of December 31, 1994
                                    Statement of Operations for the fiscal year ended December 31, 1994
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31,
                                    1993 and 1994
                                    Financial Highlights for the five years ended December 31, 1994
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration
                                    Statement.)

                                    For Institutional International Equity Portfolio:

                                    Statement of Assets and Liabilities as of April 3, 1996 and related notes (to be filed by amendment).

                   b.        Exhibits:

                             1.       (a)        Articles of Incorporation.
                                                 (Incorporated by reference to Exhibit 1(a) to original Registration
                                                 Statement filed on January 10, 1986.)

                                      (b)        Articles Supplementary.
                                                 (Incorporated by reference to Exhibit 1(b) to Post-Effective
                                                 Amendment No. 9 to this Registration Statement filed on March 3,
                                                 1988.)

                                      (c)        Articles of Amendment.
                                                 (Incorporated by reference to Exhibit 1(c) to Post-Effective
                                                 Amendment No. 9 to this Registration Statement filed on April 29,
                                                 1991.)

                                      (d)        Articles Supplementary to the Articles of Incorporation are filed herein.

                             2.       (a)        By-laws.
                                                 (Incorporated by reference to Exhibit 2 to original Registration
                                                 Statement filed on January 10, 1986.)

                                      (b)        Amended and Restated By-laws are filed herein.

                             3.                  Not Applicable

                                                    Part C - Page 2

                             4.                  Specimen stock certificate.
                                                 (Incorporated by reference to Exhibit 4 to original Registration
                                                 Statement filed on January 10, 1986.)

                             5.       (a)(i)     Investment Advisory Agreement on behalf of Institutional Government
                                                 Portfolio.
                                                 (Incorporated by reference to Exhibit 5(a)(i) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (a)(ii)    Investment Advisory Agreement on behalf of Institutional Treasury
                                                 Portfolio.
                                                 (Incorporated by reference to Exhibit 5(a)(ii) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (a)(iii)   Investment Advisory Agreement on behalf of Institutional Cash
                                                 Portfolio.
                                                 (Incorporated by reference to Exhibit 5(a)(iii) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (a)(iv)    Investment Advisory Agreement on behalf of Institutional Tax-Free
                                                 Portfolio.
                                                 (Incorporated by reference to Exhibit 5(a)(iv) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (a)(v)     Investment Advisory Agreement on behalf of Institutional Prime
                                                 Portfolio.
                                                 (Incorporated by reference to Exhibit 5(a)(v) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (a)(vi)    Investment Advisory Agreement on behalf of Institutional Municipal
                                                 Income Portfolio.
                                                 (Incorporated by reference to Exhibit 5(a)(vi) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (a)(vii)   Investment Advisory Agreement on behalf of Institutional
                                                 Intermediate Portfolio.
                                                 (Incorporated by reference to Exhibit 5(a)(vii) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (a)(viii)  Investment Advisory Agreement on behalf of Institutional Bond Index
                                                 Portfolio.
                                                 (Incorporated by reference to Exhibit 5(a)(viii) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (a)(ix)    Investment Advisory Agreement on behalf of Institutional
                                                 International Equity Portfolio to be filed by amendment.

                             6.       (a)        Interim Distribution Contract.
                                                 (Incorporated by reference to Exhibit 6(a) to Post-Effective
                                                 Amendment No. 4 filed on March 1, 1989.)

                                      (b)        Underwriting Agreement dated January 18, 1989 (with form of Dealer
                                                 Contract Exhibit).
                                                 (Incorporated by reference to Exhibit 6(b) to Post-Effective
                                                 Amendment No. 4 filed on March 1, 1989.)

                             7.                  Not Applicable.

                                                    Part C - Page 3

                             8.       (a)        Custodian Contract.
                                                 (Incorporated by reference to Exhibit 8(a) to Pre-Effective
                                                 Amendment No. 1 filed on April 16, 1986.)

                                      (b)        Transfer Agency and Service Agreement dated January 1, 1990.
                                                 (Incorporated by reference to Exhibit 8(b) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (c)(i)     Sub-Custodian Agreement with State Street London Limited.
                                                 (Incorporated by reference to Exhibit 8(c)(i) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (c)(ii)    Sub-Custodian Agreement with Irving Trust.
                                                 (Incorporated by reference to Exhibit 8(c)(ii) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (c)(iii)   Sub-Custodian Agreement with Bankers Trust Company.
                                                 (Incorporated by reference to Exhibit 8(c)(iii) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (c)(iv)    Sub-Custodian Agreement with Bankers Trust Company.
                                                 (Incorporated by reference to Exhibit 8(c)(iv) to Post-Effective
                                                 Amendment No. 7 filed on March 1, 1990.)

                                      (c)(v)     Fee Schedule for Exhibit 8(a).
                                                 (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective
                                                 Amendment No. 13 filed on April 28, 1995.)

                                      (c)(vi)    Custodian Contract between the Registrant, on behalf of
                                                 Institutional International Equity Portfolio, and Brown Brothers
                                                 Harriman & Co., to be filed by amendment.

                                      (c)(vii)   Fee Schedule for Exhibit 8(c)(vi) to be filed by amendment.

                             9.       (a)        Application to be filed by amendment.

                                      (b)(i)     Fund Accounting Services Agreement between the Registrant, on behalf of Institutional Cash Portfolio, and Scudder Fund Accounting
                                                 Corporation dated August 1, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(i) to Post-Effective
                                                 Amendment No. 13 filed on April 28, 1995.)

                                      (b)(ii)    Fund Accounting Services Agreement between the Registrant, on behalf of Institutional Government Portfolio, and Scudder Fund
                                                 Accounting Corporation dated August 1, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(ii) to Post-Effective
                                                 Amendment No. 13 filed on April 28, 1995.)

                                      (b)(iii)   Fund Accounting Services Agreement between the Registrant, on behalf of Institutional Federal Portfolio, and Scudder Fund
                                                 Accounting Corporation dated August 1, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(iii) to Post-Effective
                                                 Amendment No. 13 filed on April 28, 1995.)

                                                    Part C - Page 4

                                      (b)(iv)    Fund Accounting Services Agreement between the Registrant, on behalf of Institutional Tax-Free Portfolio, and Scudder Fund
                                                 Accounting Corporation dated August 18, 1994.
                                                 (Incorporated by reference to Exhibit 9(b)(iv) to Post-Effective
                                                 Amendment No. 13 filed on April 28, 1995.)

                                      (b)(v)     Fund Accounting Services Agreement between the Registrant, on behalf of Institutional International Equity Portfolio, and Scudder
                                                 Fund Accounting Corporation to be filed by amendment.

                             10.                 Not Applicable.

                             11.                 Not Applicable.

                             12.                 Not Applicable.

                             13.                 Purchase Agreement and Investment Letter of Lazard Freres & Co.
                                                 (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment
                                                 No. 1 filed on April 16, 1986.)

                             14.                 Not Applicable.

                             15.                 Not Applicable.

                             16.      (a)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Exhibit 16 to Post-Effective
                                                 Amendment No. 4 filed on March 1, 1989.)

                                      (b)        Schedules for Computations of Performance Quotations.
                                                 (Incorporated by reference to Exhibit 16(b) to Post-Effective
                                                 Amendment No. 13 filed on April 28, 1995.)

                                      (c)        Schedules for Computations of Performance Quotations to be filed by amendment.


Item 25.          Persons Controlled by or under Common Control with Registrant.

                  No person is controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities.

                  Set forth below is a table showing the number of record holders of each class of securities of
                  Scudder Institutional Fund, Inc. as of December 31, 1995:

                                           (1)                                                  (2)
                                      Title of Class                               Number of Record Shareholders

                   Institutional Government Portfolio                                             59
                   Institutional Federal Portfolio                                                30
                   Institutional Cash Portfolio                                                   39
                   Institutional Tax-Free Portfolio                                               22
                   Institutional Prime Portfolio                                                   1
                   Institutional Municipal Income Portfolio                                        1
                   Institutional Intermediate Cash Portfolio                                       1
                   Institutional Bond Index Portfolio                                              1

                                                    Part C - Page 5

Item 27.          Indemnification.

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the
                  "1940 Act"), pursuant to Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the
                  Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated January 18, 1989 (filed as Exhibit No. 6(b) to the Registration
                  Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur.  Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended
                  (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding)
                  is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business or Other Connections of Investment Adviser

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Inverlatin Dollar Income Fund, Inc. (investment company) Georgetown, Grand
                                 Cayman, Cayman Islands
                           Director, ProMexico Fixed Income Dollar Fund, Inc. (investment company) Georgetown,
                                 Grand Cayman, Cayman Islands
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Partner, George Birdsong Co., Rye, NY

                                                    Part C - Page 6

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (Director only on Scudder Global Fund, a series of Scudder Global Fund, Inc.) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)**
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)*
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

                                                    Part C - Page 7

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)++
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

Douglas M. Loudon          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Securities Trust (investment company)*
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Chairman, World Capital Fund (investment company) Luxembourg ##
                           Managing Director, Kankaku - Scudder Capital Asset Management Corporation (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           President, The Japan Fund, Inc. (investment company)**
                           Trustee, Scudder, Stevens & Clark Supplemental Retirement Income Plan
                           Trustee, Scudder, Stevens & Clark Profit Sharing Plan **
                           Chairman & Director, The World Capital Fund (investment company) Luxembourg
                           Chairman & Director, Scudder, Stevens & Clark (Luxembourg), S.A., Luxembourg#
                           Chairman, Canadian High Income Fund (investment company) #
                           Chairman, Hot Growth Companies Fund (investment company) #
                           Vice President & Director, Scudder Precious Metals, Inc. xxx
                           Director, Berkshire Farm & Services for Youth
                           Board of Governors & President, Investment Counsel Association of America

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Juris Padegs               Secretary & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, The Brazil Fund, Inc.  (investment company)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Trustee, Scudder Funds Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder International Fund, Inc.
                                 (investment company)**


                                                    Part C - Page 8

                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Chairman & Director, The Korea Fund, Inc. (investment company)**
                           Vice President & Director, The Argentina Fund, Inc. (investment company)**
                           Secretary, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser),
                                 Toronto, Ontario, Canada
                           Vice President & Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Assistant Secretary, SFA, Inc. (advertising agency)*
                           Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)**
                           Assistant Treasurer & Director, Kankaku - Scudder Capital Asset Management (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Chairman & Supervisory Director, Sovereign High Yield Investment Company N.V.
                                 (investment company) +
                           Director, President Investment Trust Corporation (Joint Venture)***
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx
                           Vice President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman, Scudder, Stevens & Clark Overseas Corporation oo
                           Director, Scudder Trust (Cayman) Ltd. (trust services company)xxx
                           Director, ICI Mutual Insurance Company, Inc., Washington, D.C.
                           Director, Baltic International USA
                           Director, Baltic International Airlines (a limited liability company) Riga, Latvia

Daniel Pierce              Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Director, Scudder Global Fund, Inc.  (investment company)**


                                                    Part C - Page 9

                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman, Assistant Treasurer & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)*
                           Vice President, AARP Growth Trust (investment company)*
                           Vice President, AARP Income Trust (investment company)*
                           Vice President, AARP Tax Free Income Trust (investment company)*

Edmond D. Villani          President & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Manager S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        11, rue Aldringen, L-1118 Luxembourg, Grand-Duchy of Luxembourg
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles


                                                    Part C - Page 10

         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

Item 29.          Principal Underwriters.

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Vice President and Director             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director                                None
         345 Park Avenue
         New York, NY  10154

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

                                                    Part C - Page 11

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         Coleen Downs Dinneen              Assistant Clerk                         None
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Cuyler W. Findlay                 Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Vice President, Director,               Vice President and
         Two International Place           Treasurer and Assistant Clerk           Assistant Secretary
         Boston, MA 02110

         Dudley H. Ladd                    Senior Vice President and               None
         Two International Place           Director
         Boston, MA 02110

         David S. Lee                      President, Assistant                    Chairman of the Board and
         Two International Place           Treasurer and Director                  Director
         Boston, MA 02110

         Douglas M. Loudon                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Thomas F. McDonough               Clerk                                   Vice President and
         Two International Place                                                   Assistant Secretary
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     None
         345 Park Avenue
         New York, NY 10154

         Juris Padegs                      Vice President and Director             None
         345 Park Avenue
         New York, NY 10154

         Daniel Pierce                     Vice President, Director                President and Director
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Vice President                          None
         345 Park Avenue
         New York, NY  10154


                                                    Part C - Page 12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         Edmund J. Thimme                  Vice President and Director             None
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area.  Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)
                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------
               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the
                  Distributor or the Registrant.  Documents required by paragraphs (b)(4), (5), (6), (7), (9), (10), and (11) and (f) of Rule 31a-1 (the "Rule"), will be kept at the offices of the Registrant, 345
                  Park Avenue, New York, New York; certain documents required to be kept under paragraphs (b)(1) and
                  (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two
                  International Place, Boston, Massachusetts  02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two
                  International Place, Boston, Massachusetts  02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage
                  Drive, North Quincy, Massachusetts  02171 (on behalf of Institutional Government Portfolio,
                  Institutional Federal Portfolio, Institutional Cash Portfolio and Institutional Tax-Free Portfolio)
                  and at Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (on behalf of
                  Institutional International Equity Portfolio).

Item 31.          Management Services.

                  Inapplicable.

Item 32.          Undertakings.

                  The Registrant hereby undertakes to file a post-effective amendment, using reasonably current financial statements of Institutional International Equity Portfolio, within four to six months from the effective date of the Registrant's Registration Statement under the 1933 Act.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of such Fund's latest annual report to shareholders upon request and without change.

                                                    Part C - Page 13

                  The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Director or Directors when requested to do so by the holders of at least
                  10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  The Registrant hereby undertakes, insofar as indemnification for liability arising under the
                  Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submits to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.











                                                    Part C - Page 14


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 18th day of January, 1996.

                                  SCUDDER INSTITUTIONAL FUND, INC.
                                  By /s/ David S. Lee
                                         David S. Lee,
                                         Chairman of the Board


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                  TITLE                                       DATE
---------                                  -----                                       ----

/s/ David S. Lee
    David S. Lee                           Chairman of the Board (Principal            January 18, 1996
                                           Executive Officer) and Director


/s/ Daniel Pierce
    Daniel Pierce                          President and Director                       January 18, 1996



/s/ Edgar R. Fiedler
    Edgar R. Fiedler                       Director                                     January 19, 1996


Peter B. Freeman                           Director                                     January   , 1996

Robert W. Lear                             Director                                     January   , 1996



/s/ Pamela A. McGrath
    Pamela A. McGrath                      Vice President and Treasurer                 January 18, 1996
                                           (Principal Financial and Accounting
                                           Officer)

                                                               File No. 33-2648
                                                               File No. 811-4555







                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 14

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 12

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                        SCUDDER INSTITUTIONAL FUND, INC.

                        SCUDDER INSTITUTIONAL FUND, INC.

                                  EXHIBIT INDEX

                                  Exhibit 1(d)

                                  Exhibit 2(b)